EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS/(LOSS) PER SHARE
EARNINGS PER SHARE
18.	EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2022	2023	2024
Numerator:
Net income attributable to Trip.com Group Limited	1,403	9,918	17,067
Eliminate the dilutive effect of interest expense of convertible notes	—	1	1

Numerator for diluted earnings per share	1,403	9,919	17,068

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	648,380,590	652,859,211	654,035,399
Dilutive effect of convertible notes	—	89,065	82,750
Dilutive effect of share options and RSUs	8,712,236	18,113,964	34,586,733

Denominator for diluted earnings per ordinary share	657,092,826	671,062,240	688,704,882

Basic earnings per ordinary share	2.17	15.19	26.10

Diluted earnings per ordinary share	2.14	14.78	24.78

Basic earnings per ADS	2.17	15.19	26.10

Diluted earnings per ADS	2.14	14.78	24.78

All the convertible senior notes were included in the computation of diluted EPS in 2023 and 2024. All the convertible senior notes had anti-dilutive impact and were excluded in the computation of diluted EPS in 2022.
For the years ended December 31, 2022, 2023 and 2024, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2022	2023	2024
Convertible Notes	906,820	—	—
Outstanding weighted average stock options and RSUs	18,155,730	4,583,793	837,301

	19,062,550	4,583,793	837,301